Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 6,660,984	$ 1,050,744	¥ 6,075,798
Accounts receivable, less allowance for credit losses (March 31, 2021: RMB137,961; March 31, 2022: RMB160,445 (US$25,309))	161,302	25,445	130,298
Inventories	45,879	7,237	44,257
Prepaid expenses and other receivables	17,690	2,793	47,788
Amounts due from related parties	49,148	7,752
Total current assets	6,935,003	1,093,971	6,298,141
Property, plant and equipment, net	473,811	74,742	498,656
Operating lease right-of-use assets	2,880	454	5,039
Non-current deposits	346,228	54,616	344,752
Non-current accounts receivable, less allowance for credit losses (March 31, 2021: RMB67,095; March 31, 2022: RMB59,037 (US$9,313))	254,798	40,193	217,208
Inventories	95,163	15,012	91,446
Intangible assets, net	83,581	13,184	88,202
Investment in equity securities at fair value	93,174	14,698	117,911
Other equity investment	189,129	29,834	189,129
Deferred tax assets	60,758	9,584	55,845
Total assets	8,534,525	1,346,288	7,906,329
Current liabilities
Accounts payable	8,330	1,314	9,479
Accrued expenses and other payables	148,659	23,451	136,448
Operating lease liabilities	147	23	1,636
Deferred revenue	458,262	72,289	449,359
Income tax payable	31,160	4,915	29,547
Total current liabilities	646,558	101,992	626,469
Non-current deferred revenue	2,473,549	390,193	2,392,906
Non-current operating lease liabilities	0	0	147
Other non-current liabilities	505,166	79,688	482,224
Deferred tax liabilities	24,280	3,830	16,132
Total liabilities	3,649,553	575,703	3,517,878
Shareholders' equity of Global Cord Blood Corporation
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 121,687,974 shares issued and 121,551,075 shares outstanding as of March 31, 2021 and 2022, respectively	83	13	83
Additional paid-in capital	2,101,582	331,516	2,101,582
Treasury stock, at cost (March 31, 2021 and 2022: 136,899 shares, respectively)	(2,815)	(444)	(2,815)
Accumulated other comprehensive losses	(106,786)	(16,845)	(103,179)
Retained earnings	2,887,252	455,453	2,386,187
Total equity attributable to Global Cord Blood Corporation	4,879,316	769,693	4,381,858
Non-controlling interests	5,656	892	6,593
Total equity	4,884,972	770,585	4,388,451
Commitments and contingencies
Total liabilities and equity	¥ 8,534,525	$ 1,346,288	¥ 7,906,329